Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Cost of Investment Property, Plant and Equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2019	$1,217	$4,680	$28,957	$159	$139	$1,410	$36,562
Additions	89	591	532	2	4	53	1,271

Translation adjustments	(15)	(133)	(563)	0	(2)	(92)	(805)
Balance as of December 31, 2019	$1,291	$5,138	$28,926	$161	$141	$1,371	$37,028

Additions	20	323	525	0	0	83	951

Reclassifications	0	94	334	0	0	(428)	0
Translation adjustments	5	(115)	(148)	0	3	(11)	(266)
Balance as of December 31, 2020	$1,316	$5,440	$29,637	$161	$144	$1,015	$37,713

Schedule of Accumulated Depreciation of Property, Plant and Equipment

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of December 31, 2018	1,055	$18,380	$81	$75	$19,591

Depreciation expense	30	1,063	4	2	1,099
Translation effects	(3)	(396)	0	0	(399)
Balance as of December 31, 2019	1,082	$19,047	$85	$77	$20,291

Depreciation expense	152	1,283	2	4	1,441
Translation effects	21)	52	(1)	0	30
Balance as of December 31, 2020	$1,213	$20,382	$86	$81	$21,762

Schedule of Net Book Value of Property, Plant and Equipment

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance as of December 31, 2018	$1,217	$3,625	$7,187	$78	$64	$4,800	$16,971

Balance as of December 31, 2019	$1,291	$4,056	$9,879	$76	$64	$1,371	$16,737

Balance as of December 31, 2020	$1,316	$4,227	$9,255	$75	$63	$1,015	$15,951